Cover Page	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0002000178
Entity Registrant Name	Loar Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2665180
Entity Address, Address Line One	20 New King Street
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10604
City Area Code	914
Local Phone Number	909-1311
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Primary SIC Number	3728
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	20 New King Street
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10604
City Area Code	914
Local Phone Number	909-1311
Contact Personnel Name	Dirkson Charles